Related party transactions (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of transactions between related parties [abstract]
Schedule of Transactions with Related Parties
Remuneration to directors and key management who have the authority and responsibility for planning, directing and continuing the activities of the Company:

	Year ended	Year ended
	December 31,	December 31,
	2017	2016

Salaries and benefits	$ 888	$ 860
Severance	-	75
Directors’ fees	269	251
Share-based payments	1,617	968